Notes Receivable-Related Party (Details Narrative) - USD ($)			12 Months Ended
	Jul. 09, 2019	Jul. 09, 2019	Aug. 31, 2020	May 31, 2021	Aug. 23, 2019	May 25, 2019
Note Payable			$ 0	$ 995,043
Repayment of note receivable			$ 40,000
Dan Nguyen
Note Payable						$ 1,666,667
Interest Rate						5.00%
Edward Manolos
Note Payable						$ 1,666,667
Interest Rate						5.00%
Split Tee
Notes Receivable	$ 20,000	$ 20,000		$ 0	$ 20,000
Interest rate	10.00%
Consulting fee	$ 5,000	$ 5,000